Corporate debt (Tables)	3 Months Ended
Mar. 31, 2018
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of March 31, 2018 and December 31, 2017 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2018	2017
	($ in thousands)
Non-current	583,559	574,176
Current	73,762	68,907
Total Corporate Debt	657,321	643,083

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of March 31, 2018 is as follows:

	Remainder of 2018	Between January and March 2019	Between April and December 2019	2020	2021	2022	Subsequent years	Total
Credit Facility Tranche A	53,846	-	-	-	-	-	-	53,846
Note Issuance Facility	103	-	-	-	-	110,385	219,569	330,057
2017 Credit Facility	12,277	-	-	-	-	-	-	12,277
2019 Notes	7,536	-	253,605	-	-	-	-	261,141
Total	73,762	-	253,605	-	-	110,385	219,569	657,321